Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs

2023 2022 2021
Interest expense, debt $ 39,617 $ 21,983 $ 18,067
Finance liabilities interest expense 6,786 2,735 -
Amortization of debt and finance liabilities issuance

costs 2,620 2,286 1,865
Loan and other expenses 308 415 307
Interest expense and finance costs $ 49,331 $ 27,419 $ 20,239